Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current portion of long-term borrowings
Current portion of long-term borrowings	$ 243	$ 178
Long-term borrowings
Long-term borrowings	10,553	751
Borrowings	10,796	929
Promissory Note
Current portion of long-term borrowings
Current portion of long-term borrowings	132	130
Long-term borrowings
Long-term borrowings	603	703
Obligation Under Finance Leases
Current portion of long-term borrowings
Current portion of long-term borrowings	41	48
Long-term borrowings
Long-term borrowings	42	$ 48
Accrued Interest
Current portion of long-term borrowings
Current portion of long-term borrowings	69
Credit Facility
Long-term borrowings
Long-term borrowings	$ 9,909